Financial Instruments And Fair Value Measurements (Tables)	12 Months Ended
Sep. 26, 2015
Financial Instruments And Fair Value Measurements [Abstract]
Schedule Of Derivatives Instruments
	Liability Derivatives
	Balance Sheet Location	2015	2014
Interest rate swaps	Other long-term liabilities	$36	$3

Schedule Of Fair Value Assets Measured On A Non-Recurring Basis
	As of the end of fiscal 2015
	Level 1	Level 2	Level 3	Total	Impairment
Indefinite-lived trademarks	$—	$—	$207	$207	$—
Goodwill	—	—	1,652	1,652	—
Definite lived intangible assets	—	—	486	486	—
Property, plant, and equipment	—	—	1,294	1,294	2
Total	$—	$—	$3,639	$3,639	$2

	As of the end of fiscal 2014
	Level 1	Level 2	Level 3	Total	Impairment
Indefinite-lived trademarks	$—	$—	$207	$207	$—
Goodwill	—	—	1,659	1,659	—
Definite lived intangible assets	—	—	585	585	—
Property, plant, and equipment	—	—	1,364	1,364	7
Total	$—	$—	$3,815	$3,815	$7

	As of the end of fiscal 2013
	Level 1	Level 2	Level 3	Total	Impairment
Indefinite-lived trademarks	$—	$—	$207	$207	$—
Goodwill	—	—	1,634	1,634	—
Definite lived intangible assets	—	—	649	649	5
Property, plant, and equipment	—	—	1,266	1,266	—
Total	$—	$—	$3,756	$3,756	$5